CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (871,798,158)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in fair value of derivative liabilities	812,374,402
Interest expense - excess fair value of conversion liability	56,191,636
Amortization of debt discount	300,000
Interest earned on marketable securities held in Trust Account	(177,326)
Unrealized gain on marketable securities held in Trust Account	(3,956)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	92,114
Accounts payable and accrued expenses	(27,032)
Income taxes payable	23,578
Net cash used in operating activities	(3,024,742)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	1,500,000
Net cash provided by financing activities	1,500,000
Net Change in Cash	(1,524,742)
Cash - Beginning of period	3,592,857
Cash - End of period	2,068,115
Non-Cash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	216,562,230
Initial classification of conversion option liability	$ 57,691,636